Supplementary Financial Information (Summary of Investments And Other Property) (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplementary Financial Information [Abstract]
Assets related to employee benefit plans	$ 112	$ 119	$ 108
Land	12	12	12
Other	2	2
Total investments and other property	$ 126	$ 133	$ 120